GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 100,564	$ 100,544
Finite-Lived Intangible Assets, Accumulated Amortization	36,012	24,343
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	51,031	51,031
Finite-Lived Intangible Assets, Accumulated Amortization	27,524	21,149
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	39,420	39,420
Finite-Lived Intangible Assets, Accumulated Amortization	4,778	1,195
Other
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	10,113	10,093
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,710	$ 1,999